TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,167,963	$ 1,220,941
Argentina, Pesos
Disclosure of financial assets that are either past due or impaired [line items]
Total	82,893	49,958
Brazil, Brazil Real
Disclosure of financial assets that are either past due or impaired [line items]
Total	511,174	635,894
Chile, Pesos
Disclosure of financial assets that are either past due or impaired [line items]
Total	118,546	90,302
Colombia, Pesos
Disclosure of financial assets that are either past due or impaired [line items]
Total	7,259	3,249
Euro Member Countries, Euro
Disclosure of financial assets that are either past due or impaired [line items]
Total	49,044	48,286
United States of America, Dollars
Disclosure of financial assets that are either past due or impaired [line items]
Total	110,312	257,324
Australia, Dollars
Disclosure of financial assets that are either past due or impaired [line items]
Total	100,733	40,303
China, Yuan Renminbi
Disclosure of financial assets that are either past due or impaired [line items]
Total	5,106	37
Danish Krone
Disclosure of financial assets that are either past due or impaired [line items]
Total	475	197
Pound Sterling
Disclosure of financial assets that are either past due or impaired [line items]
Total	18,129	5,068
Indian Rupee
Disclosure of financial assets that are either past due or impaired [line items]
Total	7,163	3,277
Japanese Yen
Disclosure of financial assets that are either past due or impaired [line items]
Total	56,589	18,756
Norwegian Kroner
Disclosure of financial assets that are either past due or impaired [line items]
Total	283	133
Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Total	5,046	2,430
Korean Won
Disclosure of financial assets that are either past due or impaired [line items]
Total	31,381	18,225
New Taiwanese Dollar
Disclosure of financial assets that are either past due or impaired [line items]
Total	6,180	2,983
Other Currencies
Disclosure of financial assets that are either past due or impaired [line items]
Total	57,650	44,519
Other Currency
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 288,735	$ 135,928